Investments and Related Party Transactions - Schedule of Reconciliation of Minority Partner's Ownership, Reported as Noncontrolling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest - beginning of period	$ 107.9
Net income attributable to noncontrolling interest	(20.7)	$ 3.9	$ 2.7
Other comprehensive income (loss) attributable to noncontrolling interest	(4.0)	(7.7)
Distribution to noncontrolling interest	(8.4)	(7.7)	(13.3)
Noncontrolling interest - end of period	74.8	107.9
TCI [Member]
Schedule of Equity Method Investments [Line Items]
Noncontrolling interest - beginning of period	107.9	119.4
Net income attributable to noncontrolling interest	(20.7)	3.9
Other comprehensive income (loss) attributable to noncontrolling interest	(4.0)	(7.7)
Distribution to noncontrolling interest	(8.4)	(7.7)
Noncontrolling interest - end of period	$ 74.8	$ 107.9	$ 119.4